united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Annual Report

December 31, 2021

www.acclivityfunds.com

1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC

Member FINRA

Acclivity Funds Annual Shareholder Letter (Unaudited)

Dear Shareholder,

The 12-month reporting period ending with December 31, 2021, was another remarkable year for risky assets. With the supportive fiscal and monetary policies, the U.S. equity market represented by S&P 500 Index finished 28.71% higher than a year ago. Energy and Real Estate securities outperformed among all U.S. equity sectors, while Consumer Staple and Utility securities lagged. Value securities outperformed growth securities in the small and mid-market capitalization segments but underperformed in the large-cap segment measured by Russell indices in 2021 (see Exhibit 1). This piece will review the changes in the valuation gap and fund performance.

Exhibit 1

Total Returns as of December 31, 2021

	6 Month	12 Month

U.S. large-cap value equities (Russell 1000 Value Index)	6.93%	25.16%

U.S. large-cap growth equities (Russell 1000 Growth Index)	12.93%	27.60%

U.S. mid-cap value equities (Russell Mid-Cap Value Index)	7.44%	28.34%

U.S. mid-cap growth equities (Russell Mid-Cap Growth Index)	2.07%	12.73%

U.S. small-cap value equities (Russell 2000 Value Index)	1.24%	28.27%

U.S. small-cap growth equities (Russell 2000 Growth Index)	-5.64%	2.83%

Source: Bloomberg Finance, L.P., as of December 31, 2021. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Valuation Gap

Despite the strong performance in 2021, U.S. Small-Cap Value companies appear relatively cheap vs. their Large-Cap Growth counterparts (see Exhibit 2).

Exhibit 2

Source: Innealta Capital. Time frame 01/31/1997 to 12/31/2021. Frequency monthly. Valuation spread is constructed using the z-score of price to cash flow ratio of Russell 1000 Growth Index less price to cash flow ratio of Russell 2000 Value Index. Cash flow per share is calculated on a trailing 12-month basis where available. Z-score is the number of standard deviations by which the value of a raw score (i.e., an observed value or data point) is above or below the mean value of observed or measured.

Fund Performance

Acclivity Mid Cap Multi-Style Fund

In 2021, Acclivity Mid Cap Multi-Style Fund I Share class (“AXMIX”) was up 22.93%.

Exhibit 3. Quarterly Performance of AXMIX v.s. Russell Mid-Cap Index as of December 31st, 2021

2021 Performance	Q1	Q2	Q3	Q4	YTD

AXMIX	11.50%	4.31%	-1.56%	7.37%	22.93%

Russell Mid Cap	8.14%	7.50%	-0.96%	6.44%	22.58%

To decompose fund performance, one-third of the outperformance is due to sector allocation, and the rest is a result of good security selections. The overweight in financial securities and the underweight in communication services securities have made up most of the positive sector allocation. The underweight in real estate securities is the primary driver of the negative sector allocation. Cyclical sectors contributed most of the positive security selections. In contrast, the security selections in the consumer staples and healthcare sectors struggled.

Acclivity Small Cap Value Fund

In 2021, Acclivity Small Cap Value Fund I Share class (“AXVIX”) was up 38.60%.

Exhibit 4. Quarterly Performance of AXVIX v.s. Russell 2000 Value as of December 31st, 2021

2021 Performance	Q1	Q2	Q3	Q4	YTD

AXVIX	24.78%	5.17%	-1.29%	7.00%	38.60%

Russell 2000 Value	21.17%	4.56%	-2.98%	4.36%	28.27%

To decompose fund performance, ~40% outperformance is due to sector allocation, and the rest is a result of good security selections. Within the sector allocation effect, the underweight in health care and utility securities have made up half of the positive sector allocation. The underweight in real estate securities is the only negative allocation. Financials contributed more than 60% of the positive security selections. In contrast, the security selections in the energy and communication service sectors struggled.

Disclosures and Important Information

S&P 500 Index is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. Russell Mid-Cap Index is a stock market index that tracks the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Value Index measures the performance of Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Russell 2000 Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total return indexes reinvest dividends. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Price-to-book ratio is calculated using Index Methodology. Price-to-earnings ratio is calculated using Weighted Harmonic Average. EBITDA/Total Market Value is a proxy for current cash flow to total market value, commonly known in factor investing as “profitability”.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

935-INN-02/01/2022

9072-NLD 02/01/2022

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmark:

		Since Inception
	One Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	22.93%	16.50%
Acclivity Mid Cap Multi-Style Fund - Class N	22.93%	16.50%
Russell Mid-Cap Total Return Index**	22.58%	19.81%
S&P 500 Total Return Index***	28.71%	23.44%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 97.50% for Class I shares and 97.75% for Class N shares per the May 1, 2021, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.49% for Class I shares and 0.74% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2021	% of Net Assets
Insurance	8.4%
Retail - Discretionary	5.5%
Banking	4.3%
Technology Hardware	4.0%
Semiconductors	4.0%
Software	3.9%
Machinery	3.4%
Chemicals	3.2%
Oil & Gas Producers	3.0%
Home Construction	2.5%
Other Investments & Assets in Excess of Liabilities	57.8%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmark:

			Since Inception
	One Year	Three Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	38.60%	20.85%	20.85%
Acclivity Small Cap Value Fund - Class N	38.40%	20.72%	20.72%
Russell 2000® Value Total Return Index**	28.27%	17.99%	17.99%
S&P 500 Total Return Index***	28.71%	26.07%	26.07%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 5.63% for Class I shares and 5.88% for Class N shares per the May 1, 2021 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.54% for Class I shares and 0.79% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2021	% of Net Assets
Banking	19.5%
Oil & Gas Producers	7.9%
Insurance	5.8%
Retail - Discretionary	5.7%
Technology Hardware	5.2%
Specialty Finance	5.0%
Home Construction	4.0%
Semiconductors	4.0%
Transportation & Logistics	3.4%
Medical Equipment & Devices	2.5%
Other Investments & Assets in Excess of Liabilities	37.0%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1%
	ADVERTISING & MARKETING - 0.7%
29	Interpublic Group of Companies, Inc.	$1,086
2	Omnicom Group, Inc.	147
8	Trade Desk, Inc. (The), Class A(a)	733
		1,966
	AEROSPACE & DEFENSE - 1.2%
33	Howmet Aerospace, Inc.	1,050
5	Huntington Ingalls Industries, Inc.	934
2	Teledyne Technologies, Inc.(a)	874
2	Textron, Inc.	155
5	Woodward, Inc.	547
		3,560
	APPAREL & TEXTILE PRODUCTS - 2.0%
6	Crocs, Inc.(a)	769
2	Deckers Outdoor Corporation(a)	732
37	Hanesbrands, Inc.	619
8	PVH Corporation	853
8	Ralph Lauren Corporation	951
17	Skechers USA, Inc., Class A(a)	738
28	Tapestry, Inc.	1,137
		5,799
	ASSET MANAGEMENT - 2.4%
6	Apollo Global Management, Inc.	434
9	Ares Management Corporation, Class A	731
42	Carlyle Group, Inc.	2,306
17	Franklin Resources, Inc.	569
8	LPL Financial Holdings, Inc.	1,281
9	Raymond James Financial, Inc.	904
14	Stifel Financial Corporation	986
		7,211
	AUTOMOTIVE - 1.2%
9	Autoliv, Inc.	931
8	BorgWarner, Inc.	360
18	Gentex Corporation	627
22	Harley-Davidson, Inc.	829

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	AUTOMOTIVE - 1.2% (Continued)
5	Lear Corporation	$915
		3,662
	BANKING - 4.3%
1	CIT Group, Inc.	51
10	Citizens Financial Group, Inc.	473
14	Comerica, Inc.	1,218
6	Cullen/Frost Bankers, Inc.	756
13	East West Bancorp, Inc.	1,023
67	First Horizon Corporation	1,094
8	Huntington Bancshares, Inc.	123
26	KeyCorporation	601
5	M&T Bank Corporation	768
46	People’s United Financial, Inc.	820
8	Pinnacle Financial Partners, Inc.	764
9	Prosperity Bancshares, Inc.	651
23	Regions Financial Corporation	501
1	SVB Financial Group(a)	678
19	Synovus Financial Corporation	910
10	Western Alliance Bancorp	1,077
19	Zions Bancorp	1,200
		12,708
	BEVERAGES - 0.5%
1	Boston Beer Company, Inc. (The), Class A(a)	505
21	Molson Coors Beverage Company, Class B	973
		1,478
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.5%
1	ACADIA Pharmaceuticals, Inc.(a)	23
1	Amicus Therapeutics, Inc.(a)	12
3	BioMarin Pharmaceutical, Inc.(a)	265
1	Blueprint Medicines Corporation(a)	107
9	Denali Therapeutics, Inc.(a)	402
43	Elanco Animal Health, Inc.(a)	1,220
40	Exelixis, Inc.(a)	731
15	Halozyme Therapeutics, Inc.(a)	603

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.5% (Continued)
1	Ionis Pharmaceuticals, Inc.(a)	$31
1	Iovance Biotherapeutics, Inc.(a)	19
1	Mirati Therapeutics, Inc.(a)	147
9	Neurocrine Biosciences, Inc.(a)	767
7	Novavax, Inc., Class A(a)	1,002
8	Sarepta Therapeutics, Inc.(a)	720
1	TG Therapeutics, Inc.(a)	19
4	Ultragenyx Pharmaceutical, Inc.(a)	336
5	United Therapeutics Corporation(a)	1,080
		7,484
	CHEMICALS - 3.2%
1	Albemarle Corporation	234
1	Ashland Global Holdings, Inc.	108
2	Avery Dennison Corporation	433
2	Celanese Corporation	336
18	CF Industries Holdings, Inc.	1,274
4	Eastman Chemical Company	484
14	FMC Corporation	1,539
23	Huntsman Corporation	802
3	International Flavors & Fragrances, Inc.	452
46	Mosaic Company (The)	1,807
22	Olin Corporation	1,265
6	RPM International, Inc.	606
		9,340
	COMMERCIAL SUPPORT SERVICES - 1.1%
22	Aramark	811
6	ManpowerGroup, Inc.	584
12	Robert Half International, Inc.	1,338
7	Stericycle, Inc.(a)	418
1	Terminix Global Holdings, Inc.(a)	45
		3,196
	CONSTRUCTION MATERIALS - 2.0%
7	Advanced Drainage Systems, Inc.	953
5	Carlisle Companies, Inc.	1,240

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	CONSTRUCTION MATERIALS - 2.0% (Continued)
4	Eagle Materials, Inc.	$666
2	Martin Marietta Materials, Inc.	881
25	MDU Resources Group, Inc.	771
14	Owens Corning	1,267
		5,778
	CONSUMER SERVICES - 0.4%
1	Chegg, Inc.(a)	30
18	Service Corp International	1,278
		1,308
	CONTAINERS & PACKAGING - 1.7%
8	Crown Holdings, Inc.	885
33	Graphic Packaging Holding Company	643
5	Packaging Corporation of America	681
16	Sealed Air Corporation	1,080
9	Sonoco Products Company	521
26	Westrock Company	1,153
		4,963
	DIVERSIFIED INDUSTRIALS - 0.3%
8	ITT, Inc.	818

	E-COMMERCE DISCRETIONARY - 0.1%
1	Etsy, Inc.(a)	219

	ELECTRIC UTILITIES - 2.4%
16	Alliant Energy Corporation	984
28	Evergy, Inc.	1,921
1	Hawaiian Electric Industries, Inc.	42
1	IDACORP, Inc.	113
6	NextEra Energy Partners, L.P.	506
37	NRG Energy, Inc.	1,594
30	OGE Energy Corporation	1,151
11	Pinnacle West Capital Corporation	776
1	Portland General Electric Company	53

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
1	Vistra Corporation	$23
		7,163
	ELECTRICAL EQUIPMENT - 1.8%
14	A O Smith Corporation	1,202
3	Acuity Brands, Inc.	635
11	Cognex Corporation	856
1	Generac Holdings, Inc.(a)	352
1	Lennox International, Inc.	324
2	Littelfuse, Inc.	629
2	National Instruments Corporation	87
4	Trimble, Inc.(a)	349
38	Vertiv Holdings Company	949
		5,383
	ENGINEERING & CONSTRUCTION - 1.7%
12	AECOM	928
5	EMCOR Group, Inc.	637
3	Jacobs Engineering Group, Inc.	418
9	MasTec, Inc.(a)	831
6	Quanta Services, Inc.	688
4	Tetra Tech, Inc.	679
17	WillScot Mobile Mini Holdings Corporation(a)	694
		4,875
	ENTERTAINMENT CONTENT - 0.3%
127	Zynga, Inc., Class A(a)	813

	FOOD - 2.1%
35	Campbell Soup Company	1,521
14	Darling Ingredients, Inc.(a)	970
7	Ingredion, Inc.	676
10	J M Smucker Company (The)	1,358
12	Lamb Weston Holdings, Inc.	761
1	Lancaster Colony Corporation	166
6	Post Holdings, Inc.(a)	676
		6,128

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
12	Louisiana-Pacific Corporation	$940
9	Trex Company, Inc.(a)	1,215
		2,155
	GAS & WATER UTILITIES - 1.9%
22	Atmos Energy Corporation	2,305
9	Essential Utilities, Inc.	483
49	NiSource, Inc.	1,353
34	UGI Corporation	1,561
		5,702
	HEALTH CARE FACILITIES & SERVICES - 1.9%
1	Amedisys, Inc.(a)	162
4	Cardinal Health, Inc.	206
1	Charles River Laboratories International, Inc.(a)	377
1	Chemed Corporation	529
5	DaVita, Inc.(a)	569
4	Encompass Health Corporation	261
11	Henry Schein, Inc.(a)	853
4	Invitae Corporation(a)	61
1	NeoGenomics, Inc.(a)	34
9	Syneos Health, Inc.(a)	924
1	Teladoc Health, Inc.(a)	92
11	Universal Health Services, Inc., Class B	1,426
		5,494
	HOME & OFFICE PRODUCTS - 1.6%
8	Leggett & Platt, Inc.	329
49	Newell Brands, Inc.	1,070
6	Scotts Miracle-Gro Company (The)	966
20	Tempur Sealy International, Inc.	941
6	Whirlpool Corporation	1,408
		4,714
	HOME CONSTRUCTION - 2.5%
14	Fortune Brands Home & Security, Inc.	1,497
20	Masco Corporation	1,404
8	Mohawk Industries, Inc.(a)	1,457

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	HOME CONSTRUCTION - 2.5% (Continued)
37	PulteGroup, Inc.	$2,115
14	Toll Brothers, Inc.	1,014
		7,487
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%*
1	Timken Company (The)	69

	INDUSTRIAL SUPPORT SERVICES - 1.7%
2	AMERCO	1,452
4	SiteOne Landscape Supply, Inc.(a)	969
2	United Rentals, Inc.(a)	665
4	Watsco, Inc.	1,251
6	WESCO International, Inc.(a)	790
		5,127
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
28	Jefferies Financial Group, Inc.	1,087
12	SEI Investments Company	731
		1,818
	INSURANCE - 8.4%
3	Alleghany Corporation(a)	2,003
2	American Financial Group, Inc.	275
12	Assurant, Inc.	1,870
16	Cincinnati Financial Corporation	1,823
90	Equitable Holdings, Inc.	2,951
18	Globe Life, Inc.	1,687
18	Hartford Financial Services Group, Inc. (The)	1,243
16	Lincoln National Corporation	1,092
22	Loews Corporation	1,271
2	Markel Corporation(a)	2,468
70	Old Republic International Corporation	1,721
5	Primerica, Inc.	766
14	Principal Financial Group, Inc.	1,013
1	Radian Group, Inc.	21
15	Reinsurance Group of America, Inc.	1,642
1	Unum Group	25

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	INSURANCE - 8.4% (Continued)
5	Voya Financial, Inc.	$331
31	W R Berkley Corporation	2,554
		24,756
	INTERNET MEDIA & SERVICES - 0.3%
4	Expedia Group, Inc.(a)	723
3	GoDaddy, Inc., Class A(a)	255
1	TripAdvisor, Inc.(a)	27
		1,005
	LEISURE FACILITIES & SERVICES - 2.2%
12	Boyd Gaming Corporation(a)	787
5	Choice Hotels International, Inc.	780
3	Churchill Downs, Inc.	723
4	Darden Restaurants, Inc.	602
4	Marriott Vacations Worldwide Corporation	676
18	Penn National Gaming, Inc.(a)	933
6	Texas Roadhouse, Inc.	536
4	Vail Resorts, Inc.	1,312
		6,349
	LEISURE PRODUCTS - 2.0%
9	Brunswick Corporation	907
4	Fox Factory Holding Corporation(a)	681
18	Hasbro, Inc.	1,832
45	Mattel, Inc.(a)	970
7	Polaris, Inc.	769
8	Thor Industries, Inc.	830
		5,989
	MACHINERY - 3.4%
9	AGCO Corporation	1,044
1	Crane Company	102
14	Donaldson Company, Inc.	829
1	Flowserve Corporation	30
15	Graco, Inc.	1,209
2	IDEX Corporation	472
6	Lincoln Electric Holdings, Inc.	837

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	MACHINERY - 3.4% (Continued)
4	Middleby Corporation (The)(a)	$787
3	MSA Safety, Inc.	453
3	Nordson Corporation	766
8	Oshkosh Corporation	902
5	Regal Rexnord Corporation	851
7	Snap-on, Inc.	1,508
4	Toro Company	400
		10,190
	MEDICAL EQUIPMENT & DEVICES - 2.4%
1	ABIOMED, Inc.(a)	359
2	Bio-Techne Corporation	1,035
2	Bruker Corporation	168
18	Dentsply Sirona, Inc.	1,004
10	Exact Sciences Corporation(a)	778
8	Globus Medical, Inc., Class A(a)	578
1	Haemonetics Corporation(a)	53
2	Insulet Corporation(a)	532
6	Integra LifeSciences Holdings Corporation(a)	402
1	iRhythm Technologies, Inc.(a)	118
1	Masimo Corporation(a)	293
1	Nevro Corporation(a)	81
1	Penumbra, Inc.(a)	287
1	PerkinElmer, Inc.	201
1	Quidel Corporation(a)	135
3	Repligen Corporation(a)	794
2	STAAR Surgical Company(a)	183
		7,001
	METALS & MINING - 1.4%
28	Alcoa Corporation	1,668
80	Cleveland-Cliffs, Inc.(a)	1,742
6	Royal Gold, Inc.	631
		4,041
	OIL & GAS PRODUCERS - 2.6%
16	ConocoPhillips	1,155

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	OIL & GAS PRODUCERS - 2.6% (Continued)
79	Coterra Energy, Inc.	$1,501
17	Diamondback Energy, Inc.	1,833
47	EQT Corporation(a)	1,025
1	HollyFrontier Corporation	33
81	Marathon Oil Corporation	1,330
18	Targa Resources Corporation	940
		7,817
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
28	Halliburton Company	640
1	NOV, Inc.	14
		654
	PUBLISHING & BROADCASTING - 1.2%
23	Liberty Media Corp-Liberty Formula One - Series C(a)	1,455
1	Liberty Media Corp-Liberty SiriusXM, Class C(a)	51
15	New York Times Company (The), Class A	724
56	News Corporation, Class A	1,249
		3,479
	REAL ESTATE SERVICES - 0.5%
5	Jones Lang LaSalle, Inc.(a)	1,347

	REIT - 0.4%
1	Texas Pacific Land Corporation	1,249

	RENEWABLE ENERGY - 0.6%
2	Enphase Energy, Inc.(a)	366
9	First Solar, Inc.(a)	784
19	Sunrun, Inc.(a)	652
		1,802
	RETAIL - CONSUMER STAPLES - 0.6%
5	Casey’s General Stores, Inc.	987
4	Five Below, Inc.(a)	827
1	Ollie’s Bargain Outlet Holdings, Inc.(a)	51
		1,865

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	RETAIL - DISCRETIONARY - 5.5%
6	Advance Auto Parts, Inc.	$1,439
9	AutoNation, Inc.(a)	1,052
28	Builders FirstSource, Inc.(a)	2,400
1	Burlington Stores, Inc.(a)	291
12	Dick’s Sporting Goods, Inc.	1,380
8	Floor & Decor Holdings, Inc., Class A(a)	1,040
17	Foot Locker, Inc.	742
63	Gap, Inc. (The)	1,112
3	Genuine Parts Company	420
25	Kohl’s Corporation	1,235
4	Lithia Motors, Inc., A	1,188
38	Macy’s, Inc.	995
2	RH(a)	1,072
1	Tractor Supply Company	239
1	Ulta Beauty, Inc.(a)	412
8	Williams-Sonoma, Inc.	1,353
		16,370
	SEMICONDUCTORS - 4.0%
5	Azenta, Inc.	516
1	Cirrus Logic, Inc.(a)	92
6	Entegris, Inc.	831
9	II-VI, Inc.(a)	615
4	IPG Photonics Corporation(a)	689
12	Lattice Semiconductor Corporation(a)	925
9	Marvell Technology, Inc.	787
6	MKS Instruments, Inc.	1,045
1	Monolithic Power Systems, Inc.	493
18	ON Semiconductor Corporation(a)	1,223
4	Qorvo, Inc.(a)	626
3	Silicon Laboratories, Inc.(a)	619
4	Synaptics, Inc.(a)	1,158
4	Teradyne, Inc.	654
4	Universal Display Corporation	660

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
7	Wolfspeed, Inc.(a)	$782
		11,715
	SOFTWARE - 3.9%
1	ACI Worldwide, Inc.(a)	35
1	Alteryx, Inc., Class A(a)	61
6	Aspen Technology, Inc.(a)	913
12	Black Knight, Inc.(a)	995
12	Citrix Systems, Inc.	1,135
3	Concentrix Corporation	536
1	Consensus Cloud Solutions, Inc.(a)	58
4	Five9, Inc.(a)	549
5	Guidewire Software, Inc.(a)	568
7	Manhattan Associates, Inc.(a)	1,088
1	MicroStrategy, Inc., Class A(a)	545
4	NortonLifeLock, Inc.	104
8	Nuance Communications, Inc.(a)	443
3	Omnicell, Inc.(a)	541
2	Paylocity Holding Corporation(a)	472
7	Pegasystems, Inc.	783
2	PTC, Inc.(a)	242
11	Teradata Corporation(a)	467
2	Varonis Systems, Inc.(a)	98
5	Workiva, Inc.(a)	652
8	Zendesk, Inc.(a)	834
4	Ziff Davis, Inc.(a)	443
		11,562
	SPECIALTY FINANCE - 2.5%
60	Fidelity National Financial, Inc.	3,131
22	First American Financial Corporation	1,721
1	MGIC Investment Corporation	14
40	SLM Corporation	787
39	Synchrony Financial	1,809
		7,462

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	STEEL - 1.2%
9	Reliance Steel & Aluminum Company	$1,460
33	Steel Dynamics, Inc.	2,048
		3,508
	TECHNOLOGY HARDWARE - 4.0%
9	Arrow Electronics, Inc.(a)	1,209
19	Ciena Corporation(a)	1,463
7	Dolby Laboratories, Inc., Class A	667
6	F5, Inc.(a)	1,468
18	Jabil, Inc.	1,266
41	Juniper Networks, Inc.	1,464
7	Lumentum Holdings, Inc.(a)	740
6	NetApp, Inc.	552
28	Pure Storage, Inc., Class A(a)	911
9	TD SYNNEX Corporation	1,029
1	ViaSat, Inc.(a)	45
16	Western Digital Corporation(a)	1,043
1	Xerox Holdings Corporation	23
		11,880
	TECHNOLOGY SERVICES - 2.6%
3	Booz Allen Hamilton Holding Corporation	254
36	DXC Technology Company(a)	1,159
5	Euronet Worldwide, Inc.(a)	596
2	FactSet Research Systems, Inc.	972
3	Fair Isaac Corporation(a)	1,301
2	Gartner, Inc.(a)	669
6	Jack Henry & Associates, Inc.	1,002
4	Leidos Holdings, Inc.	356
41	Western Union Company (The)	731
4	WEX, Inc.(a)	561
		7,601
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	372

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.2%
18	Alaska Air Group, Inc.(a)	$938
12	CH Robinson Worldwide, Inc.	1,291
7	GXO Logistics, Inc.(a)	636
2	J.B. Hunt Transport Services, Inc.	409
1	JetBlue Airways Corporation(a)	14
17	Knight-Swift Transportation Holdings, Inc.	1,036
4	Landstar System, Inc.	716
2	Saia, Inc.(a)	674
11	XPO Logistics, Inc.(a)	852
		6,566
	TRANSPORTATION EQUIPMENT - 0.2%
6	Westinghouse Air Brake Technologies Corporation	553

	WHOLESALE - CONSUMER STAPLES - 0.6%
27	Performance Food Group Company(a)	1,239
18	US Foods Holding Corporation(a)	627
		1,866
	WHOLESALE - DISCRETIONARY - 0.3%
6	LKQ Corporation	360
1	Pool Corporation	566
		926

	TOTAL COMMON STOCKS (Cost $231,347)	284,343

	PARTNERSHIP SHARES — 0.4%
	OIL & GAS PRODUCERS - 0.4%
27	Magellan Midstream Partners, L.P.	1,254

	TOTAL PARTNERSHIP SHARES (Cost $1,199)

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	MONEY MARKET FUND - 3.0%
8,776	First American Treasury Obligations Fund, Class X, 0.01%(b)	$8,776

	TOTAL MONEY MARKET FUND (Cost $8,776)

	TOTAL INVESTMENTS - 99.5% (Cost $241,322)	$294,373
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,352
	NET ASSETS - 100.0%	$295,725

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2%
	ADVERTISING & MARKETING - 0.0%*
1,197	Fluent, Inc.(a)	$2,382

	AEROSPACE & DEFENSE - 0.6%
41	AAR Corporation(a)	1,600
276	Barnes Group, Inc.	12,859
35	Ducommun, Inc.(a)	1,637
189	Kaman Corporation	8,155
30	Mercury Systems, Inc.(a)	1,652
417	Moog, Inc., Class A	33,764
21	National Presto Industries, Inc.	1,723
44	SIFCO Industries, Inc.(a)	286
		61,676
	APPAREL & TEXTILE PRODUCTS - 0.3%
443	Culp, Inc.	4,213
35	Fossil Group, Inc.(a)	360
368	Movado Group, Inc.	15,394
74	Rocky Brands, Inc.	2,945
149	Tandy Leather Factory, Inc.(a)	767
287	Unifi, Inc.(a)	6,644
22	Weyco Group, Inc.	527
		30,850
	ASSET MANAGEMENT - 0.7%
25	Associated Capital Group, Inc., Class A	1,075
56	Entasis Therapeutics Holdings, Inc.(a)	123
14	First Western Financial, Inc.(a)	425
62	Hennessy Advisors, Inc.	673
1,260	ODP Corporation (The)(a)	49,493
559	Oppenheimer Holdings, Inc., Class A	25,921
		77,710
	AUTOMOTIVE - 1.1%
1,189	American Axle & Manufacturing Holdings, Inc.(a)	11,093
665	China Automotive Systems, Inc.(a)	1,782
1,186	Dana, Inc.	27,064
752	Goodyear Tire & Rubber Company (The)(a)	16,033

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	AUTOMOTIVE - 1.1% (Continued)
404	Harley-Davidson, Inc.	$15,227
335	Methode Electronics, Inc.	16,472
34	Miller Industries, Inc.	1,136
579	Modine Manufacturing Company(a)	5,842
400	Motorcar Parts of America, Inc.(a)	6,828
337	Standard Motor Products, Inc.	17,655
9	Unique Fabricating, Inc.(a)	18
		119,150
	BANKING - 19.5%
80	1st Constitution Bancorp	2,055
40	ACNB Corporation	1,251
1,001	Amalgamated Financial Corporation	16,787
227	American National Bankshares, Inc.	8,553
48	Ames National Corporation	1,176
1,794	Associated Banc-Corporation	40,526
997	Atlantic Union Bankshares Corporation	37,178
186	Banc of California, Inc.	3,649
47	Bank of Marin Bancorp	1,750
189	Bank of Princeton (The)	5,543
2	Bank OZK	93
845	BankFinancial Corporation	9,016
830	BankUnited, Inc.	35,117
141	Bankwell Financial Group, Inc.	4,630
424	Banner Corporation	25,724
398	Bar Harbor Bankshares	11,514
98	BayCom Corporation(a)	1,838
735	BCB Bancorp, Inc.	11,341
679	Berkshire Hills Bancorp, Inc.	19,304
242	Brookline Bancorp, Inc.	3,918
87	Bryn Mawr Bank Corporation	3,916
740	Byline Bancorp, Inc.	20,239
275	Cadence Bank	8,192
88	Camden National Corporation	4,238
111	Capstar Financial Holdings, Inc.	2,334

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	BANKING - 19.5% (Continued)
49	CB Financial Services, Inc.	$1,181
52	CBM Bancorp, Inc.	731
200	CBTX, Inc.	5,800
26	Central Pacific Financial Corporation	732
130	Central Valley Community Bancorp	2,700
44	ChoiceOne Financial Services, Inc.	1,166
1,559	CIT Group, Inc.	80,039
81	Citizens & Northern Corporation	2,116
145	Citizens Community Bancorp, Inc.	1,997
361	Civista Bancshares, Inc.	8,808
108	CNB Financial Corporation	2,862
38	Codorus Valley Bancorp, Inc.	821
96	Colony Bankcorp, Inc.	1,639
914	Columbia Banking System, Inc.	29,906
44	Community Financial Corporation (The)	1,730
302	Community Trust Bancorp, Inc.	13,170
216	ConnectOne Bancorp, Inc.	7,065
18	Dime Community Bancshares, Inc.	633
30	Eagle Bancorp, Inc.	1,750
635	Enterprise Financial Services Corporation	29,902
118	Equity Bancshares, Inc., Class A	4,004
84	ESSA Bancorp, Inc.	1,456
53	Farmers & Merchants Bancorp, Inc.	1,740
401	Financial Institutions, Inc.	12,752
74	First Bancorp	3,383
99	First Bancshares, Inc. (The)	3,823
264	First Bank	3,831
705	First Busey Corporation	19,120
93	First Business Financial Services, Inc.	2,713
176	First Commonwealth Financial Corporation	2,832
91	First Community Bankshares, Inc.	3,041
1,210	First Financial Bancorp	29,500
326	First Financial Corporation	14,765
301	First Financial Northwest, Inc.	4,867

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	BANKING - 19.5% (Continued)
106	First Guaranty Bancshares, Inc.	$2,160
3	First Hawaiian, Inc.	82
320	First Horizon Corporation	5,226
113	First Internet Bancorp	5,316
666	First Merchants Corporation	27,899
85	First Mid Bancshares, Inc.	3,637
1,970	First Midwest Bancorp, Inc.	40,346
90	First Northwest Bancorp	1,821
362	First of Long Island Corporation (The)	7,816
1,899	Flagstar Bancorp, Inc.	91,038
797	Flushing Financial Corporation	19,367
4,633	FNB Corporation	56,198
60	FS Bancorp, Inc.	2,018
2,447	Fulton Financial Corporation	41,599
223	Great Southern Bancorp, Inc.	13,213
1	Great Western Bancorp, Inc.	34
953	Hancock Whitney Corporation	47,669
676	Hanmi Financial Corporation	16,008
762	HarborOne Bancorp, Inc.	11,308
940	Heartland Financial USA, Inc.	47,573
924	Heritage Commerce Corporation	11,033
620	Heritage Financial Corporation	15,153
1,686	Hilltop Holdings, Inc.	59,246
57	Home Bancorp, Inc.	2,366
95	HomeStreet, Inc.	4,940
117	HomeTrust Bancshares, Inc.	3,625
2,132	Hope Bancorp, Inc.	31,362
657	Horizon Bancorp, Inc.	13,698
24	Howard Bancorp, Inc.(a)	523
5	Independent Bank Corporation - Massachusetts	408
514	Independent Bank Corporation - Michigan	12,269
407	Independent Bank Group, Inc.	29,365
227	Investar Holding Corporation	4,179
24	Investors Bancorp, Inc.	364

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	BANKING - 19.5% (Continued)
1,114	Kearny Financial Corporation	$14,760
774	Lakeland Bancorp, Inc.	14,698
115	LCNB Corporation	2,246
672	Macatawa Bank Corporation	5,927
56	MainStreet Bancshares, Inc.(a)	1,377
570	Mercantile Bank Corporation	19,967
35	Mid Penn Bancorp, Inc.	1,111
196	Middlefield Banc Corporation	4,865
622	Midland States Bancorp, Inc.	15,419
390	MidWestOne Financial Group, Inc.	12,624
5,637	New York Community Bancorp, Inc.	68,828
2	Nicolet Bankshares, Inc.(a)	171
695	Northfield Bancorp, Inc.	11,231
177	Northrim BanCorp, Inc.	7,692
1,764	Northwest Bancshares, Inc.	24,978
1,073	OceanFirst Financial Corporation	23,821
45	Ohio Valley Banc Corporation	1,307
2,382	Old National Bancorp	43,162
10	Old Point Financial Corporation	228
531	Old Second Bancorp, Inc.	6,685
163	OP Bancorp	2,080
133	Orrstown Financial Services, Inc.	3,352
24	PacWest Bancorp	1,084
62	Parke Bancorp, Inc.	1,319
21	Pathfinder Bancorp, Inc.	356
15	PCB Bancorp	329
413	Peapack-Gladstone Financial Corporation	14,620
64	Penns Woods Bancorp, Inc.	1,508
19	Peoples Bancorp, Inc.	604
800	Premier Financial Corporation	24,728
492	Primis Financial Corporation	7,400
50	Provident Financial Holdings, Inc.	827
984	Provident Financial Services, Inc.	23,832
113	QCR Holdings, Inc.	6,328

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	BANKING - 19.5% (Continued)
705	RBB Bancorp	$18,471
816	Renasant Corporation	30,967
99	Republic Bancorp, Inc., Class A	5,033
744	Republic First Bancorp, Inc.(a)	2,768
190	Riverview Bancorp, Inc.	1,461
671	S&T Bancorp, Inc.	21,150
146	SB Financial Group, Inc.	2,843
346	Sierra Bancorp	9,394
1,281	Simmons First National Corporation, Class A	37,892
120	SmartFinancial, Inc.	3,283
155	SouthState Corporation	12,417
2,234	Sterling Bancorp	57,615
44	Synovus Financial Corporation	2,106
242	Territorial Bancorp, Inc.	6,110
573	Texas Capital Bancshares, Inc.(a)	34,523
162	Towne Bank	5,118
345	TrustCompany Bank Corporation	11,492
684	Trustmark Corporation	22,203
44	Umpqua Holdings Corporation	847
53	United Bancshares, Inc.	1,616
1,428	United Bankshares, Inc.	51,808
523	United Security Bancshares	4,247
501	Univest Financial Corporation	14,990
1,554	Valley National Bancorp	21,368
177	Veritex Holdings, Inc.	7,041
1,057	Washington Federal, Inc.	35,283
602	Waterstone Financial, Inc.	13,160
1,031	WesBanco, Inc.	36,075
855	Western New England Bancorp, Inc.	7,490
38	Wintrust Financial Corporation	3,451
183	WSFS Financial Corporation	9,172
		2,072,174

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	BEVERAGES - 0.0%*
51	Coffee Holding Company, Inc.(a)	$222

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.7%
4,063	Amneal Pharmaceuticals, Inc.(a)	19,462
601	Amphastar Pharmaceuticals, Inc.(a)	13,997
137	ANI Pharmaceuticals, Inc.(a)	6,313
774	Assembly Biosciences, Inc.(a)	1,803
322	Collegium Pharmaceutical, Inc.(a)	6,015
135	Cumberland Pharmaceuticals, Inc.(a)	630
262	Eagle Pharmaceuticals, Inc.(a)	13,341
336	Emergent BioSolutions, Inc.(a)	14,606
42	Enanta Pharmaceuticals, Inc.(a)	3,141
1	G1 Therapeutics, Inc.(a)	10
1,367	Innoviva, Inc.(a)	23,581
2,953	Ironwood Pharmaceuticals, Inc.(a)	34,432
2	Minerva Neurosciences, Inc.(a)	2
612	Prestige Consumer Healthcare, Inc.(a)	37,118
757	Sangamo Therapeutics, Inc.(a)	5,678
2	Travere Therapeutics, Inc.(a)	62
2	United Therapeutics Corporation(a)	432
		180,623
	CHEMICALS - 2.3%
568	AdvanSix, Inc.	26,838
69	AgroFresh Solutions, Inc.(a)	137
341	American Vanguard Corporation	5,589
112	Ashland Global Holdings, Inc.	12,058
1,086	Ecovyst, Inc.	11,121
418	Element Solutions, Inc.	10,149
45	Hawkins, Inc.	1,775
56	Haynes International, Inc.	2,258
159	HB Fuller Company	12,879
23	Huntsman Corporation	802
194	Intrepid Potash, Inc.(a)	8,290
402	Koppers Holdings, Inc.(a)	12,583

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	CHEMICALS - 2.3% (Continued)
786	Kraton Corporation(a)	$36,408
50	Materion Corporation	4,597
316	Minerals Technologies, Inc.	23,115
28	Oil-Dri Corporation of America	916
117	Rayonier Advanced Materials, Inc.(a)	668
33	Rogers Corporation(a)	9,009
88	Trecora Resources(a)	711
2,042	Univar Solutions, Inc.(a)	57,891
233	Valhi, Inc.	6,699
		244,493
	COMMERCIAL SUPPORT SERVICES - 2.2%
4	ABM Industries, Inc.	163
135	AMN Healthcare Services, Inc.(a)	16,515
1,386	ARC Document Solutions, Inc.	4,851
62	BGSF, Inc.	890
1,479	BrightView Holdings, Inc.(a)	20,824
187	CBIZ, Inc.(a)	7,315
223	Cross Country Healthcare, Inc.(a)	6,191
26	Deluxe Corporation	835
321	Ennis, Inc.	6,269
327	Franchise Group, Inc.	17,056
3	Heidrick & Struggles International, Inc.	131
215	Huron Consulting Group, Inc.(a)	10,729
429	Kelly Services, Inc., Class A	7,194
172	Korn Ferry	13,026
47	ManpowerGroup, Inc.	4,575
15	Quest Resource Holding Corporation(a)	104
679	Resources Connection, Inc.	12,113
387	Schnitzer Steel Industries, Inc., Class A	20,093
488	Terminix Global Holdings, Inc.(a)	22,072
676	TrueBlue, Inc.(a)	18,705
137	UniFirst Corporation	28,825
409	Vectrus, Inc.(a)	18,720
		237,196

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	CONSTRUCTION MATERIALS - 0.3%
199	Apogee Enterprises, Inc.	$9,582
580	Summit Materials, Inc., Class A(a)	23,281
		32,863
	CONSUMER SERVICES - 1.1%
1	Adtalem Global Education, Inc.(a)	30
47	American Public Education, Inc.(a)	1,046
30	Graham Holdings Company, Class B	18,895
274	Grand Canyon Education, Inc.(a)	23,484
520	Lincoln Educational Services Corporation(a)	3,884
324	Matthews International Corporation, Class A	11,881
2,263	Perdoceo Education Corporation(a)	26,613
376	Strategic Education, Inc.	21,748
158	Stride, Inc.(a)	5,266
		112,847
	CONTAINERS & PACKAGING - 0.1%
393	TriMas Corporation	14,541

	E-COMMERCE DISCRETIONARY - 0.1%
318	Lands’ End, Inc.(a)	6,242

	ELECTRICAL EQUIPMENT - 1.6%
373	Advanced Energy Industries, Inc.	33,965
916	API Group Corporation(a)	23,605
247	Argan, Inc.	9,556
565	Bel Fuse, Inc., Class B	7,306
663	Belden, Inc.	43,579
387	Itron, Inc.(a)	26,517
387	Kimball Electronics, Inc.(a)	8,421
164	LSI Industries, Inc.	1,125
257	National Instruments Corporation	11,223
122	Powell Industries, Inc.	3,598
48	Preformed Line Products Company	3,106
38	RF Industries Ltd.(a)	304

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	ELECTRICAL EQUIPMENT - 1.6% (Continued)
129	WidePoint Corporation(a)	$507
		172,812
	ENGINEERING & CONSTRUCTION - 0.9%
3	Dycom Industries, Inc.(a)	281
15	EMCOR Group, Inc.	1,911
756	Fluor Corporation(a)	18,726
371	Granite Construction, Inc.	14,358
206	KBR, Inc.	9,810
82	Limbach Holdings, Inc.(a)	738
13	MasTec, Inc.(a)	1,200
699	Mistras Group, Inc.(a)	5,194
28	MYR Group, Inc.(a)	3,095
166	Orion Group Holdings, Inc.(a)	626
1,037	Primoris Services Corporation	24,867
163	Sterling Construction Company, Inc.(a)	4,287
847	Tutor Perini Corporation(a)	10,477
11	VSE Corporation	670
		96,240
	ENTERTAINMENT CONTENT - 0.2%
453	AMC Networks, Inc., Class A(a)	15,601

	FOOD - 2.2%
119	Alico, Inc.	4,407
471	B&G Foods, Inc.	14,474
520	Hain Celestial Group, Inc. (The)(a)	22,157
1,590	Hostess Brands, Inc.(a)	32,468
244	Ingredion, Inc.	23,580
36	Landec Corporation(a)	400
37	Natural Health Trends Corporation	251
235	Nature’s Sunshine Products, Inc.	4,348
240	S&W Seed Company(a)	655
266	Sanderson Farms, Inc.	50,827
14	Seaboard Corporation	55,090
191	Seneca Foods Corporation, Class A(a)	9,158

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	FOOD - 2.2% (Continued)
195	Simply Good Foods Company (The)(a)	$8,106
84	Tootsie Roll Industries, Inc.	3,043
98	TreeHouse Foods, Inc.(a)	3,972
		232,936
	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
584	Boise Cascade Company	41,581
488	Glatfelter Corporation	8,393
999	Mercer International, Inc.	11,978
32	Neenah, Inc.	1,481
2,637	Resolute Forest Products, Inc.	40,267
14	Schweitzer-Mauduit International, Inc.	419
1,021	Verso Corporation, Class A	27,587
		131,706
	HEALTH CARE FACILITIES & SERVICES - 2.2%
988	Acadia Healthcare Company, Inc.(a)	59,972
438	HealthEquity, Inc.(a)	19,377
114	LHC Group, Inc.(a)	15,644
864	MEDNAXx, Inc.(a)	23,509
163	National HealthCare Corporation	11,074
5,341	OPKO Health, Inc.(a)	25,690
757	Owens & Minor, Inc.	32,930
522	Patterson Companies, Inc.	15,321
706	Premier, Inc., Class A	29,066
12	Psychemedics Corporation	83
84	Select Medical Holdings Corporation	2,470
		235,136
	HOME & OFFICE PRODUCTS - 0.4%
2,591	ACCO Brands Corporation	21,402
145	Hooker Furnishings Corporation	3,375
209	iRobot Corporation(a)	13,769
4	Kewaunee Scientific Corporation(a)	51
253	Kimball International, Inc., Class B	2,588
110	Lifetime Brands, Inc.	1,757
312	Steelcase, Inc., Class A	3,657

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	HOME & OFFICE PRODUCTS - 0.4% (Continued)
100	Virco Manufacturing Corporation(a)	$306
		46,905
	HOME CONSTRUCTION - 4.0%
84	American Woodmark Corporation(a)	5,477
721	Beazer Homes USA, Inc.(a)	16,742
368	Century Communities, Inc.	30,099
53	Dixie Group, Inc. (The)(a)	304
512	Forestar Group, Inc.(a)	11,136
485	Green Brick Partners, Inc.(a)	14,710
318	Griffon Corporation	9,057
52	Interface, Inc.	829
814	KB Home	36,410
190	LGI Homes, Inc.(a)	29,351
765	M/I Homes, Inc.(a)	47,568
704	MDC Holdings, Inc.	39,304
457	Meritage Homes Corporation(a)	55,781
347	Patrick Industries, Inc.	27,999
1,182	Taylor Morrison Home Corporation(a)	41,323
11	Toll Brothers, Inc.	796
2,170	Tri Pointe Homes, Inc.(a)	60,521
		427,407
	HOUSEHOLD PRODUCTS - 0.6%
295	Central Garden & Pet Company, Class A(a)	14,116
20	Clearwater Paper Corporation(a)	733
195	Crown Crafts, Inc.	1,418
381	Edgewell Personal Care Company	17,416
402	Nu Skin Enterprises, Inc., Class A	20,401
446	Quanex Building Products Corporation	11,052
2	Spectrum Brands Holdings, Inc.	203
		65,339
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.4%
54	Ampco-Pittsburgh Corporation(a)	270
242	AZZ, Inc.	13,380
308	Core Molding Technologies, Inc.(a)	2,621

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.4% (Continued)
26	Eastern Company (The)	$654
142	EnPro Industries, Inc.	15,630
345	L B Foster Company, Class A(a)	4,744
49	Park-Ohio Holdings Corporation	1,037
50	Strattec Security Corporation(a)	1,851
99	Timken Company (The)	6,860
1	Tredegar Corporation	12
		47,059
	INDUSTRIAL SUPPORT SERVICES - 0.6%
425	DXP Enterprises, Inc.(a)	10,910
1,259	Resideo Technologies, Inc.(a)	32,772
427	Titan Machinery, Inc.(a)	14,385
81	WESCO International, Inc.(a)	10,659
		68,726
	INSTITUTIONAL FINANCIAL SERVICES - 0.0%*
48	Cowen, Inc., Class A	1,733
24	Jefferies Financial Group, Inc.	931
		2,664
	INSURANCE - 5.8%
1,474	American Equity Investment Life Holding Company	57,368
190	American National Group, Inc.	35,880
3,105	Citizens, Inc.(a)	16,488
3,011	CNO Financial Group, Inc.	71,782
742	Donegal Group, Inc., Class A	10,603
256	eHealth, Inc.(a)	6,528
854	Employers Holdings, Inc.	35,339
8	FedNat Holding Company(a)	11
1	Genworth Financial, Inc., Class A(a)	4
238	Hallmark Financial Services, Inc.(a)	1,035
1	Heritage Insurance Holdings, Inc.	6
459	Horace Mann Educators Corporation	17,763
322	Kemper Corporation	18,930
62	National Western Life Group, Inc., Class A	13,295
1,610	NMI Holdings, Inc., Class A(a)	35,179

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	INSURANCE - 5.8% (Continued)
620	ProAssurance Corporation	$15,686
3,982	Radian Group, Inc.	84,140
1,057	Security National Financial Corporation, Class A(a)	9,724
506	State Auto Financial Corporation	26,155
337	Tiptree, Inc.	4,661
246	Unico American Corporation(a)	846
535	United Fire Group, Inc.	12,407
506	United Insurance Holdings Corporation	2,196
1,146	Universal Insurance Holdings, Inc.	19,482
4,759	Unum Group	116,929
		612,437
	INTERNET MEDIA & SERVICES - 0.5%
945	Cars.com, Inc.(a)	15,205
1,406	DHI Group, Inc.(a)	8,774
650	HealthStream, Inc.(a)	17,134
1,981	TrueCar, Inc.(a)	6,735
271	Yelp, Inc.(a)	9,821
		57,669
	LEISURE FACILITIES & SERVICES - 0.3%
10	Ark Restaurants Corporation(a)	167
17	Biglari Holdings, Inc.(a)	2,424
1,964	Carrols Restaurant Group, Inc.	5,813
141	Century Casinos, Inc.(a)	1,717
94	Chuy’s Holdings, Inc.(a)	2,831
220	Del Taco Restaurants, Inc.	2,739
318	El Pollo Loco Holdings, Inc.(a)	4,512
215	Fiesta Restaurant Group, Inc.(a)	2,367
2	Golden Entertainment, Inc.(a)	101
834	Good Times Restaurants, Inc.(a)	3,620
173	Marcus Corporation (The)(a)	3,090
11	Potbelly Corporation(a)	61
29	RCI Hospitality Holdings, Inc.	2,259
2	Red Robin Gourmet Burgers, Inc.(a)	33
		31,734

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	LEISURE PRODUCTS - 1.0%
88	Escalade, Inc.	$1,390
2	Smith & Wesson Brands, Inc.	36
221	Thor Industries, Inc.	22,933
1,029	Vista Outdoor, Inc.(a)	47,406
446	Winnebago Industries, Inc.	33,414
		105,179
	MACHINERY - 1.0%
2	AGCO Corporation	232
287	Altra Industrial Motion Corporation	14,800
57	Astec Industries, Inc.	3,948
486	CECO Environmental Corporation(a)	3,028
2	Colfax Corporation(a)	92
281	Columbus McKinnon Corporation	12,999
105	ESCO Technologies, Inc.	9,449
671	Flowserve Corporation	20,533
183	Gencor Industries, Inc.(a)	2,110
24	Hillenbrand, Inc.	1,248
216	Hurco Companies, Inc.	6,415
27	Hyster-Yale Materials Handling, Inc., Class A	1,110
354	Intevac, Inc.(a)	1,667
300	Kennametal, Inc.	10,773
495	LS Starrett Company (The), Class A(a)	4,628
447	Manitowoc Company, Inc. (The)(a)	8,310
879	NN, Inc.(a)	3,604
1	Regal Rexnord Corporation	170
		105,116
	MEDICAL EQUIPMENT & DEVICES - 2.5%
267	AngioDynamics, Inc.(a)	7,364
281	Avanos Medical, Inc.(a)	9,742
1	CryoLife, Inc.(a)	20
207	FONAR Corporation(a)	3,101
23	Harvard Bioscience, Inc.(a)	162
114	ICU Medical, Inc.(a)	27,057
139	Inogen, Inc.(a)	4,726

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.5% (Continued)
224	Integer Holdings Corporation(a)	$19,172
531	Integra LifeSciences Holdings Corporation(a)	35,572
588	Meridian Bioscience, Inc.(a)	11,995
374	Merit Medical Systems, Inc.(a)	23,300
191	Myriad Genetics, Inc.(a)	5,272
376	Natus Medical, Inc.(a)	8,922
520	NuVasive, Inc.(a)	27,290
435	Quidel Corporation(a)	58,721
8	Utah Medical Products, Inc.	800
728	Varex Imaging Corporation(a)	22,968
		266,184
	METALS & MINING - 0.4%
22	Alcoa Corporation	1,311
401	CONSOL Energy, Inc.(a)	9,107
1	Encore Wire Corporation	143
249	Hecla Mining Company	1,300
834	Peabody Energy Corporation(a)	8,398
2,366	SunCoke Energy, Inc.	15,592
433	Warrior Met Coal, Inc.	11,132
		46,983
	OIL & GAS PRODUCERS - 6.1%
6,310	Antero Resources Corporation(a)	110,425
2,854	Berry Corporation	24,031
7,775	Centennial Resource Development, Inc., Class A(a)	46,494
22	Civitas Resources, Inc.	1,077
7,005	CNX Resources Corporation(a)	96,319
1,263	Comstock Resources, Inc.(a)	10,218
934	Delek US Holdings, Inc.(a)	14,001
248	Earthstone Energy, Inc., Class A(a)	2,713
66	EQT Corporation(a)	1,439
212	Equitrans Midstream Corporation	2,192
3,721	HollyFrontier Corporation	121,974
14	Matador Resources Company	517
3,798	Murphy Oil Corporation	99,166

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	OIL & GAS PRODUCERS - 6.1% (Continued)
483	PBF Energy, Inc., Class A(a)	$6,265
114	PDC Energy, Inc.	5,561
2,309	Plains GP Holdings, L.P., Class A	23,413
227	Ranger Oil Corporation(a)	6,111
5,357	Ring Energy, Inc.(a)	12,214
157	SilverBow Resources, Inc.(a)	3,418
17	Southwestern Energy Company(a)	79
3,103	Talos Energy, Inc.(a)	30,409
548	TravelCenters of America, Inc.(a)	28,288
45	World Fuel Services Corporation	1,191
		647,515
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
1,397	Archrock, Inc.	10,450
122	Dawson Geophysical Company(a)	282
405	Dril-Quip, Inc.(a)	7,970
96	Geospace Technologies Corporation(a)	645
3,123	Helix Energy Solutions Group, Inc.(a)	9,744
2	Helmerich & Payne, Inc.	47
4	Matrix Service Company(a)	30
420	MRC Global, Inc.(a)	2,890
126	Natural Gas Services Group, Inc.(a)	1,319
824	NOV, Inc.	11,165
466	NOW, Inc.(a)	3,980
1,274	ProPetro Holding Corporation(a)	10,319
306	Smart Sand, Inc.(a)	545
320	Thermon Group Holdings, Inc.(a)	5,418
939	US Silica Holdings, Inc.(a)	8,827
		73,631
	PUBLISHING & BROADCASTING - 1.9%
1,992	Beasley Broadcast Group, Inc., Class A(a)	3,765
1,747	Cumulus Media, Inc., Class A(a)	19,654
1,704	Entravision Communications Corporation, Class A	11,553
694	EW Scripps Company (The), Class A	13,429
4,808	Gannett Company, Inc.(a)	25,627

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	PUBLISHING & BROADCASTING - 1.9% (Continued)
1,847	Gray Television, Inc.	$37,235
139	Hemisphere Media Group, Inc.(a)	1,010
516	John Wiley & Sons, Inc., Class A	29,551
70	Saga Communications, Inc., Class A	1,681
12	Scholastic Corporation	479
2,744	TEGNA, Inc.	50,929
445	Townsquare Media, Inc., Class A(a)	5,932
		200,845
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
1,743	Five Point Holdings, LLC(a)	11,399
24	FRP Holdings, Inc.(a)	1,387
358	Howard Hughes Corporation (The)(a)	36,437
4	Stratus Properties, Inc.(a)	147
		49,370
	REAL ESTATE SERVICES - 0.8%
151	RE/MAX Holdings, Inc., Class A	4,604
5,058	Realogy Holdings Corporation(a)	85,025
		89,629
	REIT - 0.0%*
161	Ellington Financial, Inc.	2,751

	RENEWABLE ENERGY - 0.3%
964	Alto Ingredients, Inc.(a)	4,637
256	EnerSys	20,239
20	FutureFuel Corporation	153
7	Renewable Energy Group, Inc.(a)	297
393	Ultralife Corporation(a)	2,374
		27,700
	RETAIL - CONSUMER STAPLES - 0.9%
362	Big Lots, Inc.	16,308
353	Ingles Markets, Inc., Class A	30,478
6	Rite Aid Corporation(a)	88
556	SpartanNash Company	14,323
680	Village Super Market, Inc., Class A	15,905

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	RETAIL - CONSUMER STAPLES - 0.9% (Continued)
252	Weis Markets, Inc.	$16,602
		93,704
	RETAIL - DISCRETIONARY - 5.7%
7	Aaron’s Company, Inc. (The)	173
647	Abercrombie & Fitch Company, Class A(a)	22,535
96	America’s Car-Mart, Inc.(a)	9,830
217	Asbury Automotive Group, Inc.(a)	37,482
2	AutoNation, Inc.(a)	234
502	Barnes & Noble Education, Inc.(a)	3,419
135	Bassett Furniture Industries, Inc.	2,264
662	Beacon Roofing Supply, Inc.(a)	37,966
114	Big 5 Sporting Goods Corporation	2,167
412	Build-A-Bear Workshop, Inc.	8,042
124	Caleres, Inc.	2,812
1	Children’s Place, Inc. (The)(a)	79
842	Conn’s, Inc.(a)	19,804
808	Container Store Group, Inc. (The)(a)	8,064
2	Designer Brands, Inc., Class A(a)	28
3	Dick’s Sporting Goods, Inc.	345
120	Dillard’s, Inc., Class A	29,402
575	Ethan Allen Interiors, Inc.	15,117
922	Foot Locker, Inc.	40,227
148	Genesco, Inc.(a)	9,497
72	GMS, Inc.(a)	4,328
327	Group 1 Automotive, Inc.	63,837
691	Guess?, Inc.	16,363
253	Haverty Furniture Companies, Inc.	7,734
11	Hibbett, Inc.	791
261	La-Z-Boy, Inc.	9,477
349	Lazydays Holdings, Inc.(a)	7,518
251	MarineMax, Inc.(a)	14,819
3	Penske Automotive Group, Inc.	322
48	PetIQ, Inc.(a)	1,090
9,283	Qurate Retail, Inc. - Series A	70,551

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	RETAIL - DISCRETIONARY - 5.7% (Continued)
697	Rush Enterprises, Inc., Class A	$38,781
407	Shoe Carnival, Inc.	15,906
918	Sonic Automotive, Inc., Class A	45,395
659	Sportsman’s Warehouse Holdings, Inc.(a)	7,776
744	Tilly’s, Inc., Class A	11,986
875	Urban Outfitters, Inc.(a)	25,690
114	Vera Bradley, Inc.(a)	970
187	Zumiez, Inc.(a)	8,974
		601,795
	SEMICONDUCTORS - 4.0%
4,091	Amkor Technology, Inc.	101,416
221	Amtech Systems, Inc.(a)	2,184
542	Axcelis Technologies, Inc.(a)	40,412
1	AXT, Inc.(a)	9
199	CEVA, Inc.(a)	8,605
617	Cirrus Logic, Inc.(a)	56,776
14	Cohu, Inc.(a)	533
263	CTS Corporation	9,657
523	Data I/O Corporation(a)	2,411
123	Diodes, Inc.(a)	13,507
790	FormFactor, Inc.(a)	36,119
199	GSI Technology, Inc.(a)	921
247	Kulicke & Soffa Industries, Inc.	14,953
130	NeoPhotonics Corporation(a)	1,998
110	Onto Innovation, Inc.(a)	11,135
1,003	Photronics, Inc.(a)	18,907
944	Rambus, Inc.(a)	27,744
316	Richardson Electronics Ltd.	4,272
117	Trio-Tech International(a)	1,571
330	Ultra Clean Holdings, Inc.(a)	18,929
673	Veeco Instruments, Inc.(a)	19,160
1,640	Vishay Intertechnology, Inc.	35,867
		427,086

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 1.4%
955	Allscripts Healthcare Solutions, Inc.(a)	$17,620
11	Avaya Holdings Corporation(a)	218
1	BM Technologies, Inc.(a)	9
119	Bottomline Technologies DE, Inc.(a)	6,720
549	CareCloud, Inc.(a)	3,470
361	Computer Programs and Systems, Inc.(a)	10,577
45	Consensus Cloud Solutions, Inc.(a)	2,604
393	Digi International, Inc.(a)	9,656
1	Donnelley Financial Solutions, Inc.(a)	47
244	Ebix, Inc.	7,418
12	Loyalty Ventures, Inc.(a)	361
110	NextGen Healthcare, Inc.(a)	1,957
49	OneSpan, Inc.(a)	829
129	PDF Solutions, Inc.(a)	4,101
1,896	SolarWinds Corporation	26,904
607	Verint Systems, Inc.(a)	31,874
755	Xperi Holding Corporation	14,277
136	Ziff Davis, Inc.(a)	15,077
23	Zovio, Inc.(a)	29
		153,748
	SPECIALTY FINANCE - 5.0%
1,393	Air Lease Corporation	61,612
437	Consumer Portfolio Services, Inc.(a)	5,179
108	Elevate Credit, Inc.(a)	321
9	Encore Capital Group, Inc.(a)	559
289	Enova International, Inc.(a)	11,838
2,616	EZCORP, Inc., Class A(a)	19,280
489	GATX Corporation	50,949
2	Investors Title Company	394
188	Marlin Business Services Corporation	4,377
8,178	MGIC Investment Corporation	117,927
2,910	Mr. Cooper Group, Inc.(a)	121,085
1,938	Navient Corporation	41,124
31	Nelnet, Inc., Class A	3,028

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	SPECIALTY FINANCE - 5.0% (Continued)
57	Nicholas Financial, Inc.(a)	$672
16	OneMain Holdings, Inc.	801
1,285	PennyMac Financial Services, Inc.	89,667
9	Regional Management Corporation	517
49	Willis Lease Finance Corporation(a)	1,845
		531,175
	STEEL - 1.2%
1,660	Commercial Metals Company	60,241
186	Friedman Industries, Inc.	1,745
53	Northwest Pipe Company(a)	1,685
559	Olympic Steel, Inc.	13,137
1,209	TimkenSteel Corporation(a)	19,949
608	Worthington Industries, Inc.	33,233
		129,990
	TECHNOLOGY HARDWARE - 5.2%
323	ADTRAN, Inc.	7,374
204	AstroNova, Inc.(a)	2,754
68	Aviat Networks, Inc.(a)	2,181
1,304	Avnet, Inc.	53,764
452	Aware, Inc.(a)	1,424
522	Benchmark Electronics, Inc.	14,146
89	Communications Systems, Inc.	214
469	Comtech Telecommunications Corporation	11,111
455	Daktronics, Inc.(a)	2,298
737	EMCORE Corporation(a)	5,144
1,355	GoPro, Inc., Class A(a)	13,970
1,495	Harmonic, Inc.(a)	17,581
371	InterDigital, Inc.	26,575
55	Jabil, Inc.	3,869
64	Key Tronic Corporation(a)	398
1,022	Knowles Corporation(a)	23,864
37	NCR Corporation(a)	1,487
657	NETGEAR, Inc.(a)	19,191
796	NetScout Systems, Inc.(a)	26,332

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	TECHNOLOGY HARDWARE - 5.2% (Continued)
731	PCTEL, Inc.	$4,145
58	Pitney Bowes, Inc.	385
189	Plexus Corporation(a)	18,123
3,533	Ribbon Communications, Inc.(a)	21,375
659	Sanmina Corporation(a)	27,322
771	Super Micro Computer, Inc.(a)	33,885
347	TD SYNNEX Corporation	39,683
1,550	TTM Technologies, Inc.(a)	23,095
211	Universal Electronics, Inc.(a)	8,598
771	ViaSat, Inc.(a)	34,340
2,483	Viavi Solutions, Inc.(a)	43,750
137	Vishay Precision Group, Inc.(a)	5,085
122	VOXX International Corporation(a)	1,241
2,376	Xerox Holdings Corporation	53,793
		548,497
	TECHNOLOGY SERVICES - 1.1%
1,142	comScore, Inc.(a)	3,814
6,192	Conduent, Inc.(a)	33,065
430	CSG Systems International, Inc.	24,777
7	DXC Technology Company(a)	225
54	ICF International, Inc.	5,538
323	Insight Enterprises, Inc.(a)	34,432
78	ManTech International Corporation, Class A	5,689
108	NetSol Technologies, Inc.(a)	426
112	RCM Technologies, Inc.(a)	797
873	StarTek, Inc.(a)	4,557
		113,320
	TELECOMMUNICATIONS - 0.8%
46	ATN International, Inc.	1,838
2,676	Consolidated Communications Holdings, Inc.(a)	20,017
1,114	EchoStar Corporation, Class A(a)	29,354
164	KVH Industries, Inc.(a)	1,507
425	Spok Holdings, Inc.	3,965

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	TELECOMMUNICATIONS - 0.8% (Continued)
1,501	Telephone and Data Systems, Inc.	$30,245
		86,926
	TOBACCO & CANNABIS - 0.2%
366	Universal Corporation	20,101

	TRANSPORTATION & LOGISTICS - 3.4%
1,029	Air Transport Services Group, Inc.(a)	30,232
1	Alaska Air Group, Inc.(a)	52
52	ArcBest Corporation	6,232
1,044	Atlas Air Worldwide Holdings, Inc.(a)	98,261
532	Covenant Logistics Group, Inc.(a)	14,061
460	Heartland Express, Inc.	7,737
359	Hub Group, Inc., Class A(a)	30,242
287	Kirby Corporation(a)	17,054
676	Marten Transport Ltd.	11,600
772	Overseas Shipholding Group, Inc., Class A(a)	1,451
97	Patriot Transportation Holding, Inc.	783
296	Radiant Logistics, Inc.(a)	2,158
627	Ryder System, Inc.	51,684
1,301	Schneider National, Inc., Class B	35,010
297	SkyWest, Inc.(a)	11,672
215	Spirit Airlines, Inc.(a)	4,698
376	Universal Logistics Holdings, Inc.	7,091
244	USA Truck, Inc.(a)	4,851
484	Werner Enterprises, Inc.	23,067
		357,936
	TRANSPORTATION EQUIPMENT - 0.6%
676	Commercial Vehicle Group, Inc.(a)	5,449
438	Greenbrier Companies, Inc. (The)	20,100
916	REV Group, Inc.	12,961
559	Trinity Industries, Inc.	16,882
447	Wabash National Corporation	8,725
		64,117

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	COMMON STOCKS — 97.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.7%
337	Andersons, Inc. (The)	$13,045
1,266	United Natural Foods, Inc.(a)	62,136
		75,181
	WHOLESALE - DISCRETIONARY - 0.9%
45	Acme United Corporation	1,516
91	Educational Development Corporation	812
322	ePlus, Inc.(a)	17,349
520	G-III Apparel Group Ltd.(a)	14,373
879	KAR Auction Services, Inc.(a)	13,730
452	PC Connection, Inc.	19,495
517	ScanSource, Inc.(a)	18,136
101	Veritiv Corporation(a)	12,380
7	Wayside Technology Group, Inc.	245
		98,036

	TOTAL COMMON STOCKS (Cost $9,653,028)	10,353,855

	PARTNERSHIP SHARES — 2.3%
	METALS & MINING - 0.4%
3,534	Alliance Resource Partners, L.P.	44,670

	OIL & GAS PRODUCERS - 1.8%
453	Crestwood Equity Partners, L.P.	12,498
2,718	DCP Midstream, L.P.	74,691
7,588	Energy Transfer, L.P.	62,449
653	Global Partners, L.P.	15,339
1,569	NuStar Energy, L.P.	24,916
115	Plains All American Pipeline, L.P.	1,074
		190,967
	SPECIALTY FINANCE - 0.1%
373	America First Multifamily Investors, L.P.	2,398

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Value
	PARTNERSHIP SHARES — 2.3% (Continued)
	SPECIALTY FINANCE - 0.1% (Continued)
123	Fortress Transportation and Infrastructure Investors, LLC	$3,557
		5,955

	TOTAL PARTNERSHIP SHARES (Cost $225,932)	241,592

	WARRANT — 0.0%*
	RETAIL - DISCRETIONARY - 0.0%*
12	Hertz Global Holdings, Inc.	191

	TOTAL WARRANT (Cost $248)

	RIGHT — 0.0%*
	WHOLESALE - DISCRETIONARY - 0.0%*
443	ZAGG CVR(a)(b)	—

	TOTAL RIGHT (Cost $0)

	TOTAL INVESTMENTS - 99.5% (Cost $9,879,208)	$10,595,638
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	52,866
	NET ASSETS - 100.0%	$10,648,504

CVR	- Contingent Value Right

LTD	- Limited Company

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Fair value was determined using significant unobservable inputs. See Note 2.

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$241,322		$9,879,208
At value	$294,373		$10,595,638
Receivable for investments sold	—		112,655
Receivable for Fund shares sold	—		3,765
Dividends and interest receivable	189		6,413
Receivable due from Adviser	16,198		19,754
Prepaid expenses and other assets	7,999		38,564
TOTAL ASSETS	318,759		10,776,789

LIABILITIES
Due to Custodian	—		103,924
Audit fees payable	14,200		14,200
Payable to related parties	5,167		7,120
Accrued expenses and other liabilities	3,667		3,041
TOTAL LIABILITIES	23,034		128,285
NET ASSETS	$295,725		$10,648,504

Net Assets Consist Of:
Paid in capital	$233,932		$9,533,604
Accumulated earnings	61,793		1,114,900
NET ASSETS	$295,725		$10,648,504

Net Asset Value Per Share:
Class I Shares:
Net Assets	$295,711		$10,648,486
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	22,092		635,443
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.39		$16.76

Class N Shares:
Net Assets	$14		$18
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.39	(a)	$16.91	(a)

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $0 and $15, respectively)	$3,991	$103,074
Interest	1	4
TOTAL INVESTMENT INCOME	3,992	103,078

EXPENSES
Investment advisory fees	935	19,989
Distribution (12b-1) fees:
Class N	—	49
Transfer agent fees	24,893	25,039
Trustees’ fees	29,462	28,801
Legal fees	32,323	28,911
Administration fees	22,391	32,458
Audit fees	14,200	16,194
Compliance officer fees	4,979	5,211
Registration fees	2,001	4,189
Custody fees	5,006	1,590
Shareholder reporting expense	925	10,673
Fund accounting fees	104	1,920
Third party administrative servicing fees	—	2,120
Insurance expense	2,916	3,161
Other expenses	3,558	6,440
TOTAL EXPENSES	143,693	186,745

Less: Fees waived/reimbursed by the Adviser	(142,515)	(161,991)

NET EXPENSES	1,178	24,754
NET INVESTMENT INCOME	2,814	78,324

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	23,822	938,593
Distributions of realized gains from underlying investment companies	—	42
Net change in unrealized appreciation on investments	22,276	70,568

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	46,098	1,009,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,912	$1,087,527

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended		For the Period* Ended
	December 31,		December 31,
	2021		2020

FROM OPERATIONS
Net investment income	$2,814		$1,187
Net realized gain/(loss) from investments	23,822		(15,169)
Net change in unrealized appreciation of investments	22,276		30,775
Net increase in net assets resulting from operations	48,912		16,793

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(3,958)		—
Class N	(0	)^	—
Net decrease in net assets from distributions to shareholders	(3,958)		—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	105,000		125,010
Class N	—		10
Net asset value of shares issued in reinvestment of distributions
Class I	3,958		—
Class N	0	^	—
Net increase in net assets from shares of beneficial interest	108,958		125,020

TOTAL INCREASE IN NET ASSETS	153,912		141,813

NET ASSETS
Beginning of Period	141,813		—
End of Period	$295,725		$141,813

SHARE ACTIVITY - CLASS I
Shares sold	8,954		12,842
Shares reinvested	296		—
Net increase in shares of beneficial interest outstanding	9,250		12,842

SHARE ACTIVITY - CLASS N
Shares sold	—		1
Shares reinvested	0	#	—
Net increase in shares of beneficial interest outstanding	—		1

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2021	2020

FROM OPERATIONS
Net investment income	$78,324	$48,969
Net realized gain/(loss) from investments	938,593	(410,033)
Distributions of realized gains from underlying investment companies	42	7
Net change in unrealized appreciation of investments	70,568	551,561
Net increase in net assets resulting from operations	1,087,527	190,504

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(256,124)	(55,855)
Class N ^	(0)	(0)
Net decrease in net assets from distributions to shareholders	(256,124)	(55,855)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	7,622,596	435,810
Class N	62,212	20,000
Net asset value of shares issued in reinvestment of distributions
Class I	209,922	55,182
Class N ^	0	0
Payments for shares redeemed
Class I	(832,252)	(624,862)
Class N	(80,633)	(12,494)
Net increase/(decrease) in net assets from shares of beneficial interest	6,981,845	(126,364)

TOTAL INCREASE IN NET ASSETS	7,813,248	8,285

NET ASSETS
Beginning of Year	2,835,256	2,826,971
End of Year	$10,648,504	$2,835,256

SHARE ACTIVITY - CLASS I
Shares sold	446,660	46,406
Shares reinvested	12,684	4,509
Shares redeemed	(51,938)	(63,350)
Net increase/(decrease) in shares of beneficial interest outstanding	407,406	(12,435)

SHARE ACTIVITY - CLASS N
Shares sold	4,059	1,888
Shares reinvested #	0	0
Shares redeemed	(4,885)	(1,062)
Net increase/(decrease) in shares of beneficial interest outstanding	(826)	826

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Period* Ended
	December 31,		December 31,
	2021		2020
Net asset value, beginning of period	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.13		0.10
Net realized and unrealized gain on investments	2.40		0.94
Total from investment operations	2.53		1.04
Less distributions from:
Net investment income	(0.18)		—
Net realized gains	(0.00	) (8)	—
Total distributions	(0.18)		—
Net asset value, end of period	$13.39		$11.04
Total return (2)	22.93%		10.40	% (3)
Net assets, at end of period (000s)	$296		$142
Ratio of gross expenses to average net assets (4)(5)	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.05%		1.07	% (6)
Portfolio turnover rate	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Year Ended		Period* Ended
	December 31,		December 31,
	2021		2020
Net asset value, beginning of period	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.13		0.10
Net realized and unrealized gain on investments	2.40		0.94
Total from investment operations	2.53		1.04
Less distributions from:
Net investment income	(0.18)		—
Net realized gains	(0.00	) (9)	—
Total distributions	(0.18)		—
Net asset value, end of period	$13.39		$11.04
Total return (2)	22.93%		10.40	% (3)
Net assets, at end of period (4)	$14		$11
Ratio of gross expenses to average net assets (5)(6)	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.80%		0.82	% (7)
Portfolio turnover rate	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Year Ended	Period* Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Net asset value, beginning of period	$12.39	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.25	0.21	0.15
Net realized and unrealized gain on investments	4.53	0.67	1.69
Total from investment operations	4.78	0.88	1.84
Less distributions from:
Net investment income	(0.20)	(0.01)	(0.08)
Net realized gains	(0.21)	(0.24)	—
Total distributions	(0.41)	(0.25)	(0.08)
Net asset value, end of period	$16.76	$12.39	$11.76
Total return (2)	38.60%	7.51%	18.44	% (6)
Net assets, at end of period (000s)	$10,648	$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	3.63%	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.48%	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)(7)	1.53%	2.12%	1.34	% (5)
Portfolio turnover rate	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Year Ended	Year Ended	Period* Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Net asset value, beginning of period	$12.37	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.16	0.26	0.16
Net realized and unrealized gain on investments	4.59	0.61	1.67
Total from investment operations	4.75	0.87	1.83
Less distributions from:
Net investment income	—	(0.01)	(0.08)
Net realized gains	(0.21)	(0.24)	—
Total distributions	(0.21)	(0.25)	(0.08)
Net asset value, end of period	$16.91	$12.37	$11.75
Total return (2)	38.40%	7.43%	18.34	% (6)
Net assets, at end of period (000s)	$18 (7)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	3.88%	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.73%	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)(8)	1.28%	1.87%	1.44	% (5)
Portfolio turnover rate	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Represents actual net assets.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019 and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018 and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i)

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$284,343	$—	$—	$284,343
Partnership Shares	1,254	—	—	1,254
Money Market Fund	8,776	—	—	8,776
Total	$294,373	$—	$—	$294,373

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$10,353,855	$—	$—	$10,353,855
Partnership Shares	241,592	—	—	241,592
Warrant	191	—	—	191
Right	—	—	0	0
Total	$10,595,638	$—	$0	$10,595,638

The Acclivity Mid Cap Multi-Style Fund did not hold any Level 3 securities during the period.

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Acclivity Small Cap Value Fund:

Zagg CVR
Beginning Balance	$0
Total realized gain/(loss)	—
Unrealized
Appreciation/(Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$0

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Small Cap Fund’s December 31, 2019 year-end or the Small Cap Fund’s and Mid Cap Fund’s December 31, 2020 year end, or expected to be taken in the Funds’ December 31, 2021 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$203,916	$100,415
Small Cap	9,779,114	3,023,729

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the year ended December 31, 2021, the Adviser earned $935 and $19,989 from the Mid Cap Fund and Small Cap Fund, respectively.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2021, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $142,515 and $161,991, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2022	12/31/2023	12/31/2024
Mid Cap	N/A	$107,373	$142,515
Small Cap	$135,510	$117,329	$161,991

Distributor - The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31, 2021, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $49 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the year ended December 31, 2021, the Funds did not pay the Distributor any underwriting fees.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2021, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$241,190	$59,937	$(6,754)	$53,183
Small Cap Fund	9,877,757	957,087	(239,206)	717,881

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2021 and December 31, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term
12/31/2021	Income	Capital Gains	Total
Mid Cap Fund	$3,888	$70	$3,958
Small Cap Fund	119,643	136,481	256,124

For fiscal year ended	Ordinary	Long-Term
12/31/2020	Income	Capital Gains	Total
Mid Cap Fund	$—	$—	$—
Small Cap Fund	55,589	266	55,855

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Mid Cap Fund	$—	$8,610	$—	$—	$—	$53,183	$61,793
Small Cap Fund	—	397,019	—	—	—	717,881	1,114,900

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, mark - to-market on passive foreign investment companies, and C-Corporation return of capital distributions.

At December 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$—	$—	$—	$—	$15,169
Small Cap Fund	—	—	—	—	398,707

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Mid Cap Fund	$(46)	$46
Small Cap Fund	—	—

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	Charles Schwab & Co.	46%
	National Financial Services, LLC	41%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Acclivity Mid Cap Multi-Style Fund and

Acclivity Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Acclivity Mid Cap Multi-Style Fund and Acclivity Small Cap Value Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust II (the “Funds”), including the schedules of investments, as of December 31, 2021, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Changes in Net Assets and the Financial Highlights
Acclivity Mid Cap Multi-Style Fund	The statements of changes in net assets and the financial highlights for the year ended December 31, 2021 and for the period from January 2, 2020 (commencement of operations) through December 31, 2020
Acclivity Small Cap Value Fund	The statements of changes in net assets for each of the years in the two-year period ended December 31, 2021 and the financial highlights for each of the years in the two-year period ended December 31, 2021 and for the period from January 2, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust II since 2012.

Philadelphia, Pennsylvania

February 25, 2022

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Annualized
	Account Value	Ending Account	During Period *	Expense Ratio
Actual	7/1/21	Value 12/31/21	7/1/21-12/31/21	During Period
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,057.00	$2.28	0.44%
Class N	1,000.00	1,057.00	3.58	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,056.10	$2.49	0.48%
Class N	1,000.00	1,056.20	3.78	0.73%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,022.99	$2.24	0.44%
Class N	1,000.00	1,021.73	3.52	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,022.79	$2.45	0.48%
Class N	1,000.00	1,021.53	3.72	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 18 and 19, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid Cap”) and the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”, and collectively with Acclivity Mid Cap, the “Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s and Acclivity’ Mid Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value and Acclivity Mid Cap including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value and Acclivity Mid Cap,; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value’s and Acclivity Mid Cap’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid Cap accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid Cap were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Acclivity Small Cap Value and Acclivity Mid Cap as compared to its respective peer group, Morningstar category and benchmark for the one year and since inception periods ended September 30, 2021. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value outperformed the peer group median, Morningstar category median and its benchmark (the S&P 500 Total Return Index) for the one year period, and outperformed the peer group median and Morningstar category median, but underperformed its benchmark, for the since inception period. With respect to Acclivity Mid Cap, the Board noted that Acclivity Mid Cap outperformed the peer group median, Morningstar category median (Mid-Cap blend category) and benchmark (the S&P 500 Total Return Index) for the one year period and

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

outperformed the peer group median, yet underperformed the Morningstar category median and benchmark, for the since inception period The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Acclivity Mid Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value’s and Acclivity Mid Cap’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2023, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid Cap was not unreasonable. With respect to Acclivity Small Cap Value and Acclivity Mid Cap, the Board also noted its approval to lower the advisory fee and expense caps of each Fund at its meeting held on April 22, 2020.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and Acclivity Mid Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Acclivity Small Cap Value and Acclivity Mid Cap was not excessive.

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid Cap and Innealta’s expectations for growth, and concluded that any material economies of scale would not be achieved in the near term.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to Acclivity Mid Cap and Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Mid Cap and Acclivity Small Cap Value pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Acclivity Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
December 31, 2021

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	4	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	4	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (s ince 2001).	4	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of Orion Advisor Services, LLC (from 2001 to 2018); General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018)and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	4	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product (since 2019) and President (2012 -2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018

Senior Vice President and Senior Managing Counsel (since February 2020), Senior Vice President Legal Administration (April 2017 to February 2020) and Vice President and Counsel (April 2016 to April 2017) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund

Services, LLC).

			N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014 to December 2018).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his prior affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of December 31, 2021, the Trust was comprised of 22 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Dynamic International Opportunity Fund and the Dynamic US Opportunity Fund also managed by the same adviser, and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Acclivity-AR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $24,000

2020 - $22,000

2019 - $10,000

(b)	Audit-Related Fees

2021 - None

2020 - None

2019 - None

(c)	Tax Fees

2021 - $4,400

2020 - $4,400

2019 - $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020	2019
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $4,400

2020 - $4,400

2019 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/7/22